Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - Trade receivables [member] - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Beginning balance	$ 22,858,928	$ 12,810,070
Effect of foreign currency exchange difference	660,147
Increases	1,296,255	6,446,075
Business combination (Note 16)		3,905,333
Uses	(5,792,038)	(302,550)
Ending balance	$ 19,023,292	$ 22,858,928